Loan Payable	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Loan Payable

Note 15. Loan Payable

In May 2020, the Company received loan proceeds of $4.4 million under the Paycheck Protection Program (“PPP”). The PPP loan is evidenced by a promissory note dated May 1, 2020. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The Company used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The term of the Company’s PPP loan is two years. The interest rate on the PPP loan is 1% per annum and no payments of principal or interest were due during fiscal 2020. The loan provider did not provide for a payment schedule. The PPP loan is unsecured and guaranteed by the Small Business Administration and is subject to any new guidance and new requirements released by the Department of the Treasury. Following the closing of the business combination discussed in Note 18 “Subsequent Events”, the Company repaid the loan in full in February 2021. The Company is accounting for the loan as debt.